Financial Instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 13,335	$ 12,931
Amounts offset	9,029	8,264
Net amounts as presented	4,306	4,667
Cash collateral received/pledged	11	97
Other offsetting instruments	101	221
Net amounts	4,194	4,349
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	12,355	12,227
Amounts offset	7,253	5,044
Net amounts as presented	5,102	7,183
Cash collateral received/pledged	706	1,115
Other offsetting instruments	2,262	2,653
Net amounts	2,134	3,415
Trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	13,821	12,697
Amounts offset	8,975	8,340
Net amounts as presented	4,846	4,358
Cash collateral received/pledged	54	62
Other offsetting instruments	101	221
Net amounts	4,691	4,075
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	12,995	12,323
Amounts offset	7,310	6,353
Net amounts as presented	5,685	5,970
Cash collateral received/pledged	531	437
Other offsetting instruments	2,262	2,653
Net amounts	$ 2,892	$ 2,880